2. Basis of preparation of the consolidated financial statements (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Share-based payments	$ 48,557	$ 20,566	$ 7,930
Capitalized interest	$ 169,850	$ 212,387	$ 16,520
Buildings
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Estimated useful lives	5 to 50 years
Wind turbines
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Estimated useful lives	20 years
Lands
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Estimated useful lives	Are not depreciated
Material and spare parts
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Estimated useful lives	Based on the useful life of related machinery and equipment to be replaced
Furniture, fixtures and equipment
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Estimated useful lives	5 to 10 years
Others
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Estimated useful lives	3 to 5 years
Turbines and Construction in progress
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Estimated useful lives	They are not depreciated until they are not in conditions of being used